UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning outstanding (in shares) at Dec. 31, 2021 | shares	3,120,746,090
Balance at beginning at Dec. 31, 2021	¥ 0		¥ 9,964	¥ 1,037	¥ 41	¥ 109	¥ 11,044
Treasury shares, balance (in shares) at Dec. 31, 2021 | shares		30,974,040
Treasury shares, balance at Dec. 31, 2021		¥ (107)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0						0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	4,158,430
Share-based compensation			48				48
Net (loss) income				(980)		(32)	(1,012)
Dividends paid to noncontrolling interest holders						0	0
Acquisition of noncontrolling interest			0			(2)	(2)
Foreign currency translation adjustments					22		22
Repurchase of ordinary shares		¥ (334)					(334)
Repurchase of shares (in ordinary shares) | shares	17,794,700
Repurchase of shares (in Treasury Shares) | shares		17,794,700
Cash dividends declared				(416)			(416)
Termination of Capped Call			86				86
Noncontrolling interest recognized in connection with acquisitions						1	1
Income arising from defined benefit plan, net of tax					0		0
Balance at ending outstanding (in shares) at Jun. 30, 2022 | shares	3,107,109,820
Balance at ending at Jun. 30, 2022	¥ 0		10,098	(359)	63	76	¥ 9,437
Treasury shares, balance (in shares) at Jun. 30, 2022 | shares		48,768,740
Treasury shares, balance at Jun. 30, 2022		¥ (441)
Balance at beginning outstanding (in shares) at Dec. 31, 2022 | shares	3,112,413,730						3,112,413,730	3,112,413,730
Balance at beginning at Dec. 31, 2022	¥ 0		10,138	(1,200)	232	74	¥ 8,803
Treasury shares, balance (in shares) at Dec. 31, 2022 | shares		153,019,860					153,019,860	153,019,860
Treasury shares, balance at Dec. 31, 2022		¥ (441)					¥ (441)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0		0				0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	4,141,540
Share-based compensation			61				61
Net (loss) income				2,005		31	2,036	$ 280
Dividends paid to noncontrolling interest holders						(1)	(1)
Acquisition of noncontrolling interest			1			(3)	(2)
Foreign currency translation adjustments					222		222	31
Issuance of ordinary shares	¥ 0		1,963				1,963
Gains(losses) from fair value changes of debt securities, net of tax					20		¥ 20	$ 3
Issuance of ordinary shares (in shares) | shares	71,185,000
Balance at ending outstanding (in shares) at Jun. 30, 2023 | shares	3,187,740,270						3,187,740,270	3,187,740,270
Balance at ending at Jun. 30, 2023	¥ 0		¥ 12,163	¥ 805	¥ 474	¥ 101	¥ 13,102	$ 1,806
Treasury shares, balance (in shares) at Jun. 30, 2023 | shares		153,019,860					153,019,860	153,019,860
Treasury shares, balance at Jun. 30, 2023		¥ (441)					¥ (441)	$ (61)